Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares uSDPerShare
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued under the Amended & Restated 2025 Inducement Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | uSDPerShare	7.77
Maximum Aggregate Offering Price	$ 15,540,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,146.07
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers shares of common stock, par value $0.001 per share (“Common Stock”), of Quanterix Corporation authorized for issuance under the Amended and Restated 2025 Inducement Plan (the “Inducement Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction.
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based upon the average of the high and low prices of the registrant’s Common Stock as reported on The Nasdaq Global Market on January 12, 2026.
Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act, and based upon the average of the high and low prices of the registrant’s Common Stock as reported on The Nasdaq Global Market on January 12, 2026.The registrant does not have any fee offsets.